Financial instruments (Details 7) R$ in Thousands	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Hedge descontinued
Nominal value	R$ 850,000
Non-derivative financial liabilities designated to hedge accounting | USD
Hedge descontinued
Nominal value	5,550,205	R$ 5,301,099
Non-derivative financial liabilities designated to hedge accounting | Hedge descontinued - First quarter 2018 | USD
Hedge descontinued
Nominal value	R$ 189,325
Conversion rate at Inception R$/US$	2.0017
Closing rate R$/US$	3.3082
Gross nominal value	R$ 247,353
Non-derivative financial liabilities designated to hedge accounting | Hedge descontinued - Second quarter 2018 | USD
Hedge descontinued
Nominal value	R$ 208,405
Conversion rate at Inception R$/US$	2.0017
Closing rate R$/US$	3.2769
Gross nominal value	R$ 265,758
Non-derivative financial liabilities designated to hedge accounting | Hedge descontinued - Third quarter 2018 | USD
Hedge descontinued
Nominal value	R$ 193,190
Conversion rate at Inception R$/US$	2.0017
Closing rate R$/US$	3.3080
Gross nominal value	R$ 252,364
Non-derivative financial liabilities designated to hedge accounting | Hedge descontinued - Fourth quarter 2018 | USD
Hedge descontinued
Nominal value	R$ 196,973
Conversion rate at Inception R$/US$	2.0017
Closing rate R$/US$	3.3080
Gross nominal value	R$ 257,306
Non-derivative financial liabilities designated to hedge accounting | Hedge descontinued - 2018 | USD
Hedge descontinued
Nominal value	787,893
Gross nominal value	R$ 1,022,781